UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:    Meritage Group LP
Address: Pier 5, The Embarcadero, Suite 101
         San Francisco, CA 94111

13F File Number:  028-12802

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Laura Baxter-Simons
Title:   Chief Compliance Officer
Phone    (415) 399-5330
Signature, Place, and Date of Signing:

       Laura Baxter Simons      San Francisco, CA
Report Type (Check only one.):    May 14, 2012

[X]         13F HOLDINGS REPORT.
[ ]         13F NOTICE.
[ ]         13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.





                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  38
Form 13F Information Table Value (x $1000) Total:  $2060045

LIST OF OTHER INCLUDED MANAGERS:

NO.      FORM 13F FILE NUMBER          NAME
___      ____________________          ________________
01       028-14947                     MWG GP LLC


       FORM 13F INFORMATION TABLE
                                                         VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP    (x1000)  PRN AMT PRN CALL DSCREIN  MANAGERS     SOLE    SHARED   NONE
____________________________ ________________ _________ ________ _______ ___ ____ _______ ___________ ________ ________ ______
AT&T INC                     COM              00206R102     3123  100000  SH      DEFINED          01   100000        0
BP PLC                       CALL             055622904    15174  337200  SH    C DEFINED          01   337200        0
BANK AMER CORP               PUT              060505954     3828  400000  SH    P DEFINED          01   400000        0
BANK OF NEW YORK MELLON CORP COM              064058100    11657  483100  SH      DEFINED          01   483100        0
CANADIAN NATURAL RESOURCES   CALL             136385901     4977  150000  SH    C DEFINED          01   150000        0
CATERPILLAR INC DEL          COM              149123101     4261   40000  SH      DEFINED          01    40000        0
CATERPILLAR INC              PUT              149123951     9587   90000  SH    P DEFINED          01    90000        0
COCA COLA ENTERPRISES INC NE COM              19122T109    98967 3460388  SH      DEFINED          01  3460388        0      0
DISCOVERY COMMUNICATNS NEW   COM SER C        25470F302    76804 1638312  SH      DEFINED          01  1638312        0      0
FIDELITY NATL INFORMATION SV COM              31620M106    88059 2658793  SH      DEFINED          01  2658793        0      0
FIRST SOLAR INC              COM              336433107     5051  201636  SH      DEFINED          01   201636        0      0
FISERV INC                   COM              337738108   142449 2052872  SH      DEFINED          01  2052872        0      0
FORD MTR CO DEL              PUT              345370950     2495  200000  SH    P DEFINED          01   200000        0
FUSION-IO INC                COM              36112J107     9233  325000  SH      DEFINED          01   325000        0      0
INTEL CORP                   PUT              458140950     8435  300000  SH    P DEFINED          01   300000        0
ISHARES TR RUSSELL 2000      COM              464287655     8281  100000  SH      DEFINED          01   100000        0
ISHARES TR MSCI EMERG MKT    PUT              464287954    75188 1750800  SH    P DEFINED          01  1750800        0
ISHARES TR INDEX RUSSELL 2000PUT              464287955    24843  300000  SH    P DEFINED          01   300000        0
LIBERTY INTERACTIVE CORPORAT INT COM SER A    53071M104   117891 6175513  SH      DEFINED          01  6175513        0      0
MSCI INC                     CL A             55354G100    73920 2008162  SH      DEFINED          01  2008162        0      0
MASTERCARD INC               CL A             57636Q104    58630  139417  SH      DEFINED          01   139417        0      0
MOSAIC CO NEW                COM              61945C103     1382   25000  SH      DEFINED          01    25000        0
NEWS CORP                    CL A             65248E104   133868 6791900  SH      DEFINED          01  6791900        0      0
ORACLE CORP                  COM              68389X105    78246 2683342  SH      DEFINED          01  2683342        0      0
PHILIP MORRIS INTL INC       COM              718172109   146637 1654860  SH      DEFINED          01  1654860        0      0
PRAXAIR INC                  COM              74005P104   122564 1069124  SH      DEFINED          01  1069124        0      0
RESEARCH IN MOTION LTD       CALL             760975902     2940  200000  SH    C DEFINED          01   200000        0
SPDR TRUST SERIES 1 ETF      PUT              78462F953   352025 2500000  SH    P DEFINED          01  2500000        0
SPDR GOLD TRUST              GOLD SHS         78463V107    28128  173500  SH      DEFINED          01   173500        0      0
SCHWAB CHARLES CORP NEW      PUT              808513955     2874  200000  SH    P DEFINED          01   200000        0
SELECT SECTOR SPDR TR        SBI INT-ENERGY   81369Y506    13740  191500  SH      DEFINED          01   191500        0      0
THERMO FISHER SCIENTIFIC INC COM              883556102    86265 1530060  SH      DEFINED          01  1530060        0      0
UNION PAC CORP               COM              907818108    86492  804730  SH      DEFINED          01   804730        0      0
VISA INC                     COM CL A         92826C839    64806  549200  SH      DEFINED          01   549200        0      0
WELLPOINT INC                CALL             94973V907     1476   20000  SH    C DEFINED          01    20000        0
WELLS FARGO & CO NEW         PUT              949746951    17070  500000  SH    P DEFINED          01   500000        0
WILLIAMS COS INC DEL         COM              969457100    71880 2333000  SH      DEFINED          01  2333000        0      0
YUM BRANDS INC               PUT              988498951     6798   95500  SH    P DEFINED          01    95500        0